FINANCE LEASE AND HIRE PURCHASE RECEIVABLES	12 Months Ended
Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [abstract]
FINANCE LEASE AND HIRE PURCHASE RECEIVABLES
NOTE 20: FINANCE LEASE AND HIRE PURCHASE RECEIVABLES
The Group’s finance lease and hire purchase receivables are classified as loans and advances to customers and accounted for at amortised cost. These balances are analysed as follows:

	Finance leases		Hire purchase
	2022 £m	2021 £m	2022 £m	2021 £m
Not later than 1 year	223	346	6,339	4,752
Later than 1 year and not later than 2 years	223	143	3,896	4,541
Later than 2 years and not later than 3 years	119	230	3,725	3,998
Later than 3 years and not later than 4 years	54	118	2,975	2,828
Later than 4 years and not later than 5 years	40	54	388	816
Later than 5 years	299	337	275	374
Gross investment	958	1,228	17,598	17,309
Unearned future finance income	(181)	(232)	(1,458)	(1,359)
Rentals received in advance	(11)	(14)	(111)	(89)
Net investment	766	982	16,029	15,861
The net investment represents amounts recoverable as follows:

	Finance leases		Hire purchase
	2022 £m	2021 £m	2022 £m	2021 £m
Not later than 1 year	177	277	5,646	4,032
Later than 1 year and not later than 2 years	192	110	3,468	4,172
Later than 2 years and not later than 3 years	96	200	3,456	3,781
Later than 3 years and not later than 4 years	38	96	2,856	2,754
Later than 4 years and not later than 5 years	27	38	358	767
Later than 5 years	236	261	245	355
Net investment	766	982	16,029	15,861
Equipment leased to customers under finance leases and hire purchase receivables relates to financing transactions to fund the purchase of aircraft, ships, motor vehicles and other items. There was an allowance for uncollectable finance lease receivables included in the allowance for impairment losses of £14 million (2021: £18 million) and for hire purchase receivables of £238 million (2021: £275 million).
The Group’s finance lease and hire purchase assets are comprised as follows:

	Finance leases		Hire purchase
	2022 £m	2021 £m	2022 £m	2021 £m
Electric vehicles	8	3	578	430
Internal combustion engine vehicles	176	142	10,817	10,713
Hybrid vehicles	5	3	741	524
Other	577	834	3,893	4,194
Net investment	766	982	16,029	15,861